Basis of Presentation, Use of Estimates and Significant Accounting Policies (Consolidated Balance Sheet) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Other current receivables	$ 1,643		$ 1,838
Other policy liabilities	3,979		3,137
CMS Subsidies [Member]
Other current receivables	0	[1]	271	[1]
Other policy liabilities	475	[1]	0	[1]
Risk Share [Member]
Other current receivables	0		0
Other policy liabilities	$ 265		$ 268

[1]	Includes the Catastrophic Reinsurance Subsidy and the Low-Income Member Cost Sharing Subsidy.